Right-of-use Assets - Details Information About Breakdown Of Right Of Use Assets (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 45,612
Ending balance	63,669
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45,612
Additions	20,947
Depreciation expense	(2,899)
Translation adjustments	9
Ending balance	63,669
Gross value at end of period	71,300
Accumulated depreciation at end of period	(7,631)
Building lease [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	43,112
Additions	18,806
Depreciation expense	(2,251)
Translation adjustments	(8)
Ending balance	59,659
Gross value at end of period	65,984
Accumulated depreciation at end of period	(6,325)
Office and laboratory equipment [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	2,500
Additions	2,141
Depreciation expense	(647)
Translation adjustments	16
Ending balance	4,010
Gross value at end of period	5,316
Accumulated depreciation at end of period	$ (1,306)